MERRILL LYNCH
                                                              GLOBAL SMALLCAP
                                                              FUND, INC.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Quarterly Report
                                                              September 30, 1999

                    MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.

Worldwide Investments As of 9/30/99

                                    Country              Percent of
Ten Largest Holdings                of Origin            Net Assets

PrimaCom AG (ADR) ...............   Germany                 3.0%
Kingston Communication
  (Hull) PLC ....................   United Kingdom          1.9
Luminant Worldwide Corporation ..   United States           1.7
Stanley Leisure PLC .............   United Kingdom          1.7
Doutor Coffee Co., Ltd. .........   Japan                   1.6
Union Tool Co. ..................   Japan                   1.4
Emmis Communications
  Corporation (Class A) .........   United States           1.3
Trintech Group PLC (ADR) ........   Germany                 1.3
SPX Corporation .................   United States           1.3
ICT Automatisering NV ...........   Netherlands             1.2


                                  Percent of
Ten Largest Industries            Net Assets

Computer Software & Systems......     8.3%
Media & Related..................     7.0
Telecommunications...............     3.9
Banking & Finance................     3.6
Financial Services...............     3.4
Leisure..........................     3.3
Entertainment & Recreation.......     3.1
Restaurants......................     2.9
Electronics......................     2.8
Manufacturing....................     2.6

                    Merrill Lynch Global SmallCap Fund, Inc., September 30, 1999

DEAR SHAREHOLDER

During the quarter ended September 30, 1999, the North American equity markets produced weaker returns relative to the previous quarter. The total return provided by the unmanaged Russell 2000 Index of US small cap stocks was -6.32% for the September quarter compared to a total return of -6.24% for the unmanaged Standard & Poor's 500 Com posite Index. The price return of the US segment of the unmanaged benchmark Morgan Stanley Capital Inter national (MSCI) World Small Cap Index was -2.42% for the same three-month period.

Small-capitalization stocks in the major European markets had strong returns relative to large-capitalization issues. The best-performing market was Italy, which rose +10.09%, while the weakest markets were the Netherlands and Germany, which posted returns of -6.12% and -3.58%, respectively, for the quarter. In the Pacific Rim, the small cap markets of Japan and Australia posted strong gains of +13.14% and +4.92%, respectively. Hong Kong and Singapore produced weaker returns of -4.38% and -18.14%, respectively. (References to securities markets of all countries in this letter to shareholders correspond to those countries' market weightings in the MSCI World Small Cap Index and are for the three-month period ended September 30, 1999.)

For the three months ended September 30, 1999, total returns for Merrill Lynch Global SmallCap Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +4.40%, +4.14%, +4.17% and +4.41%, respectively. The price return of the MSCI World Small Cap Index for the September quarter was +2.43%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

Beneficial to the Fund's perfor mance was stock selection in Japan, Germany, Switzerland, the United Kingdom and the United States. The Fund's performance was hindered by overweighted positions in the Netherlands and by stock selection in Australia, Canada and France. The Fund continues to benefit from a strong new-issue market.

In the United States, the Fund's stock selection in the services sector improved returns relative to the benchmark. However, an overweighted position and stock selection in the finance sector reduced returns. Overall, the Fund's industry allocation and stock selection among US sectors had a nominally positive effect on performance.

In the Continental European markets, stock selection in the capital equipment sector in Germany and Switzerland enhanced performance. However, stock selection in the service sector in France and the Netherlands reduced returns. In the United Kingdom, our stock selection in the business and public services industry was beneficial to overperformance relative to the benchmark. In Japan, stock selection and sector selection in the materials sector, as well as stock selection in the capital equipment sector also enhanced performance.

Investment Strategy

Low global inflation, a strong US economy and a recovery process in the Asian economies continue to provide strong underpinnings for global financial markets. However, the interest rate outlook in the United States carries a rising bias, and we are facing an uncertain investment climate in front of the Year 2000 date change for most computer systems. As a result, we expect the financial markets to be particularly volatile for the balance of 1999 and into early 2000. We will continue to focus on investing in companies with quality management, above-average earnings growth and high barriers to entry in defendable niches.

We reduced our overall exposure in Europe, consolidating our investments in a smaller number of concentrated holdings. We are also guarded about the prospects for further valuation upside and interest rate catalysts with the already low interest rates across Europe. In the United States, we have been underweighted in technology stocks relative to the benchmark while being somewhat neutral against other major sectors. We recently reduced holdings in resource and commodity companies since we remain skeptical about a genuine Asian recovery upon which much of the recent performance of these stocks has been predicated. We will continue to invest in high-quality businesses with strong managements in the United States. We expect to maintain our neutral stance across the United States and Europe. We are finding value in the United Kingdom, and we are evaluating some quality long-term franchise businesses.

In the Pacific Rim, we continue to be underweighted relative to the benchmark because of concerns about upcoming quarter-on-quarter comparisons for economic activity and earnings. We believe that while Asia may have bottomed, the prospects for growth may prove to be more elusive as the pace of genuine corporate restructuring has been only gradual.

In Conclusion

For investors with a long-term focus, we believe opportunities are abundant in small company stocks globally. Small cap stock valuations in relation to growth prospects continue to be very attractive compared to those of larger companies. Furthermore, we believe that many small cap companies will emerge as tomorrow's industry leaders as a result of superior innovation and technology.

We thank you for your continued interest in Merrill Lynch Global SmallCap Fund, Inc., and we look forward to reviewing our strategy with you in our upcoming semi-annual report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Kenneth Chiang

Kenneth Chiang
Senior Vice President and
Senior Portfolio Manager


November 4, 1999


                                      2 & 3

                    Merrill Lynch Global SmallCap Fund, Inc., September 30, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account main tenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribu tion fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a represen tation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume rein vestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                 3 Month       12 Month    Since Inception
As of September 30, 1999                       Total Return  Total Return   Total Return
==========================================================================================
ML Global SmallCap Fund, Inc. Class A Shares       +4.40%       +48.17%       +32.89%
------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class B Shares       +4.14        +46.68        +23.67
------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class C Shares       +4.17        +46.74        +26.15
------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class D Shares       +4.41        +47.91        +28.89
==========================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are from 10/21/94 for Class A & Class CShares and from 8/05/94 for Class B & Class D Shares.

Average Annual Total Return

                                   % Return Without         % Return With
                                     Sales Charge           Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 9/30/99                       +48.17%                +40.39%
--------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/99     + 5.92                 + 4.77
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                       % Return                % Return
                                      Without CDSC            With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 9/30/99                       +46.68%                +42.68%
--------------------------------------------------------------------------------
Five Years Ended 9/30/99                 + 4.61                 + 4.61
--------------------------------------------------------------------------------
Inception (8/05/94) through 9/30/99      + 4.21                 + 4.21
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                       % Return                % Return
                                      Without CDSC            With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 9/30/99                       +46.74%                +45.74%
--------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/99     + 4.81                 + 4.81
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                   % Return Without         % Return With
                                     Sales Charge           Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 9/30/99                       +47.91%                +40.15%
--------------------------------------------------------------------------------
Five Years Ended 9/30/99                 + 5.44                 + 4.31
--------------------------------------------------------------------------------
Inception (8/05/94) through 9/30/99      + 5.05                 + 3.95
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                             Shares                                                                       Percent of
EUROPE             Industries                 Held                   Investments                            Value         Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Austria            Beverages                  4,533       BBAG Oesterreichische Brau-Beteiligungs AG     $  205,841           0.4%
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Austria                      205,841           0.4
------------------------------------------------------------------------------------------------------------------------------------
Finland            Electronic Components      17,200      Perlos Oyj                                        231,549           0.4
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Finland                      231,549           0.4
------------------------------------------------------------------------------------------------------------------------------------
France             Beverages                  10,900      Laurent-Perrier Group SA                          394,393           0.8
                   -----------------------------------------------------------------------------------------------------------------
                   Financial Services            538      Societe Eurafrance SA                             332,073           0.6
                   -----------------------------------------------------------------------------------------------------------------
                   Retail--Apparel            13,090      Etam Developpement SA                             484,777           1.0
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in France                     1,211,243           2.4
------------------------------------------------------------------------------------------------------------------------------------
Germany            Computer Software &        49,700      Trintech Group PLC (ADR)*                         639,888           1.3
                   Systems
                   -----------------------------------------------------------------------------------------------------------------
                   Healthcare & Medical        1,958      Fresenius AG (Preferred)                          337,977           0.7
                                               2,920      Rhoen-Klinikum AG                                 332,499           0.6
                                                                                                          ---------           ---
                                                                                                            670,476           1.3
                   -----------------------------------------------------------------------------------------------------------------
                   Internet Software           2,000      Fantastic Corporation                             110,677           0.2
                   -----------------------------------------------------------------------------------------------------------------
                   Machine Tools & Machinery   9,090      Walter AG                                         196,374           0.4
                   -----------------------------------------------------------------------------------------------------------------
                   Machinery & Equipment       6,183      Jungheinrich AG (Preferred)                        81,920           0.2
                   -----------------------------------------------------------------------------------------------------------------
                   Media & Related             6,460      Kinowelt Medien AG                                357,486           0.7
                                               6,460      Kinowelt Medien AG (Rights)                         2,750           0.0
                                              54,900      PrimaCom AG (ADR)*                              1,496,025           3.0
                                                                                                          ---------           ---
                                                                                                          1,856,261           3.7
                   -----------------------------------------------------------------------------------------------------------------
                   Steel                       4,746      Kloeckner-Werke AG                                404,055           0.8
                   -----------------------------------------------------------------------------------------------------------------
                   Toys                        9,200      Zapf Creation AG                                  330,434           0.6
                   -----------------------------------------------------------------------------------------------------------------
                   Transportation             21,215      Koegel Fahrzeugwerke AG (Preferred)               212,675           0.4
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Germany                    4,502,760           8.9
------------------------------------------------------------------------------------------------------------------------------------


                                      4 & 5

                    Merrill Lynch Global SmallCap Fund, Inc., September 30, 1999

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

EUROPE                                       Shares                                                                       Percent of
(concluded)        Industries                 Held                   Investments                            Value         Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Ireland            Airlines                   7,300       Ryanair Holdings PLC (ADR)*                    $  335,800           0.7%
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Ireland                      335,800           0.7
------------------------------------------------------------------------------------------------------------------------------------
Italy              Publishing                40,000       Class Editori SpA                                 342,672           0.7
                   -----------------------------------------------------------------------------------------------------------------
                   Textiles & Apparel        43,600       Simint SpA                                        331,290           0.6
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Italy                        673,962           1.3
------------------------------------------------------------------------------------------------------------------------------------
Netherlands        Computer Software &       24,762       ICT Automatisering NV                             624,536           1.2
                   Systems                   28,880       LCI Computer Group NV                             282,754           0.6
                                             28,880       LCI Technology Group NV                             3,073           0.0
                                             13,300       Meta4 NV                                          181,169           0.4
                                                                                                         ----------          ----
                                                                                                          1,091,532           2.2
                   -----------------------------------------------------------------------------------------------------------------
                   Financial Services        14,058       Internatio-Muller NV                              309,683           0.6
                   -----------------------------------------------------------------------------------------------------------------
                   Food Merchandising        12,500       Laurus NV                                         286,004           0.6
                   -----------------------------------------------------------------------------------------------------------------
                   Telecommunications         5,000       United Pan-Europe Communications NV (UPC)(ADR)*   304,688           0.6
                   -----------------------------------------------------------------------------------------------------------------
                   Telephone Communications  20,600       Versatel Telecom International NV                 223,610           0.4
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in the Netherlands            2,215,517           4.4
------------------------------------------------------------------------------------------------------------------------------------
Norway             Computer Software &       47,653       Merkantildata ASA                                 488,922           1.0
                   Systems                   12,578       Merkantildata ASA (Rights) (a)                        195           0.0
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Norway                       489,117           1.0
------------------------------------------------------------------------------------------------------------------------------------
Spain              Machinery                 20,280       Azkoyen SA                                        220,136           0.4
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Spain                        220,136           0.4
------------------------------------------------------------------------------------------------------------------------------------
Sweden             Engineering &             25,000       Svedala Industri AB                               491,273           0.9
                   Construction
                   -----------------------------------------------------------------------------------------------------------------
                   Forest Products/         472,500       Rottneros Bruks AB Fria                           438,301           0.9
                   Paper & Packaging
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Sweden                       929,574           1.8
------------------------------------------------------------------------------------------------------------------------------------
Switzerland        Advertising                1,020       Edipresse SA (Bearer)                             455,054           0.9
                                                600       PubliGroupe SA                                    416,700           0.8
                                                                                                         ----------          ----
                                                                                                            871,754           1.7
                   -----------------------------------------------------------------------------------------------------------------
                   Banking & Finance          1,715       Banque Cantonale de Geneve (BCG)                  340,305           0.7
                   -----------------------------------------------------------------------------------------------------------------
                   Chemicals                  1,100       Clariant AG (Registered)                          498,069           1.0
                   -----------------------------------------------------------------------------------------------------------------
                   Electronics &                 98       Kudelski SA (Bearer)                              366,081           0.7
                   Electrical Equipment
                   -----------------------------------------------------------------------------------------------------------------
                   Manufacturing              1,656       Gerberit International AG (Registered)            463,124           0.9
                   -----------------------------------------------------------------------------------------------------------------
                   Medical Equipment          2,300       Gretag Imaging Group (Registered)                 258,823           0.5
                   -----------------------------------------------------------------------------------------------------------------
                   Retail                     2,100       Distefora Holding AG                              279,664           0.6
                                              1,505       The Selecta Group (Registered)                    581,236           1.1
                                                                                                         ----------          ----
                                                                                                            860,900           1.7
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Switzerland                3,659,056           7.2
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom     Energy                    57,553       Expro International Group PLC                     317,392           0.6
                   -----------------------------------------------------------------------------------------------------------------
                   Engineering &             34,116       Jarvis PLC                                        155,849           0.3
                   Construction              48,000       WS Atkins PLC                                     396,668           0.8
                                                                                                         ----------          ----
                                                                                                            552,517           1.1
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance                 66,000       Independent Insurance Group PLC                   297,699           0.6
                   -----------------------------------------------------------------------------------------------------------------
                   Leisure                  200,000       Stanley Leisure PLC                               867,547           1.7
                   -----------------------------------------------------------------------------------------------------------------
                   Media & Related           90,000       Saatchi and Saatchi PLC                           310,243           0.6
                   -----------------------------------------------------------------------------------------------------------------
                   Medical Supplies          22,900       Seton Scholl Healthcare Group PLC                 269,541           0.5
                   -----------------------------------------------------------------------------------------------------------------
                   Telecommunications       139,600       Kingston Communication (Hull) PLC                 944,517           1.9
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in the United Kingdom         3,559,456           7.0
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Europe                    18,234,011          35.9
------------------------------------------------------------------------------------------------------------------------------------
LATIN AMERICA
------------------------------------------------------------------------------------------------------------------------------------
Brazil             Metals & Mining           10,000       Companhia Vale do Rio Doce SA `A' (Preferred)     213,021           0.4
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Latin America                213,021           0.4
------------------------------------------------------------------------------------------------------------------------------------
NORTH AMERICA
------------------------------------------------------------------------------------------------------------------------------------
Canada             Hotels                    13,384       Four Seasons Hotels Inc.                          487,436           0.9
                   -----------------------------------------------------------------------------------------------------------------
                   Mining                    13,200       Inco Limited                                      282,150           0.6
                   -----------------------------------------------------------------------------------------------------------------
                   Telecommunications        13,500       Clearnet Communications Inc. (Class A)            243,000           0.5
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Canada                     1,012,586           2.0
------------------------------------------------------------------------------------------------------------------------------------
United States      Aerospace--               10,500       HEICO Corporation (Class A)                       202,125           0.4
                   Defense & Equipment       30,000       The Titan Corporation                             431,250           0.8
                                                                                                         ----------          ----
                                                                                                            633,375           1.2
                   -----------------------------------------------------------------------------------------------------------------
                   Banking & Finance         15,000       AMCORE Financial, Inc.                            308,437           0.6
                                             18,900       Commercial Federal Corporation                    370,912           0.7
                                             20,000       Peoples Heritage Financial Group, Inc.            332,500           0.7
                                             32,000       Virginia Capital Bancshares, Inc.                 472,000           0.9
                                                                                                         ----------          ----
                                                                                                          1,483,849           2.9
                   -----------------------------------------------------------------------------------------------------------------
                   Biotechnology             27,000       Guilford Pharmaceuticals Inc.                     405,000           0.8
                   -----------------------------------------------------------------------------------------------------------------
                   Cable Television Services 14,600       Insight Communications Company, Inc.              418,837           0.8
                   -----------------------------------------------------------------------------------------------------------------
                   Cement                     9,800       Giant Cement Holding, Inc.                        224,787           0.4
                   -----------------------------------------------------------------------------------------------------------------

                                      6 & 7

                    Merrill Lynch Global SmallCap Fund, Inc., September 30, 1999

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

NORTH AMERICA                                Shares                                                                       Percent of
(concluded)        Industries                 Held                   Investments                            Value         Net Assets
------------------------------------------------------------------------------------------------------------------------------------
United States      Chemicals                 25,000       CK Witco Corporation                           $  364,062           0.7%
(concluded)        -----------------------------------------------------------------------------------------------------------------
                   Commercial Services       28,500       Luminant Worldwide Corporation                    876,375           1.7
                   -----------------------------------------------------------------------------------------------------------------
                   Computer Equipment        20,000       Cadence Design Systems, Inc.                      265,000           0.5
                                              8,000       Navigant Consulting, Inc.                         371,000           0.8
                                                                                                         ----------          ----
                                                                                                            636,000           1.3
                   -----------------------------------------------------------------------------------------------------------------
                   Computer Related Products 1,000        Foundry Networks, Inc.                            126,000           0.2
                   -----------------------------------------------------------------------------------------------------------------
                   Computer Software &      16,000        Iron Mountain Inc.                                542,000           1.1
                   Systems                   7,000        Mercury Computer Systems, Inc.                    237,125           0.5
                                            13,963        Sterling Commerce, Inc.                           259,188           0.5
                                            15,000        Symantec Corporation                              539,063           1.1
                                             6,000        Transaction Systems Architects, Inc. (Class A)    161,625           0.3
                                                                                                         ----------          ----
                                                                                                          1,739,001           3.5
                   -----------------------------------------------------------------------------------------------------------------
                   Consulting Services      14,750        The Corporate Executive Board Company             597,375           1.2
                                            79,900        Nextera Enterprises, Inc. (Class A)               284,644           0.6
                                                                                                         ----------          ----
                                                                                                            882,019           1.8
                   -----------------------------------------------------------------------------------------------------------------
                   Consumer Products         8,300        barnesandnoble.com inc.                           159,775           0.3
                   -----------------------------------------------------------------------------------------------------------------
                   Data Processing          10,000        Deltek Systems, Inc.                              161,875           0.3
                   -----------------------------------------------------------------------------------------------------------------
                   Distribution             20,000        WESCO International, Inc.                         282,500           0.6
                   -----------------------------------------------------------------------------------------------------------------
                   Educational Services     14,000        Corinthian Colleges, Inc.                         259,000           0.5
                   -----------------------------------------------------------------------------------------------------------------
                   Electronics              25,000        Gentex Corporation                                515,625           1.0
                                            10,000        Helix Technology Corporation                      331,875           0.7
                                                                                                         ----------          ----
                                                                                                            847,500           1.7
                   -----------------------------------------------------------------------------------------------------------------
                   Energy                    1,000        Louis Dreyfus Natural Gas Corporation              21,437           0.0
                   -----------------------------------------------------------------------------------------------------------------
                   Entertainment &          32,000        Dover Downs Entertainment, Inc.                   444,000           0.9
                   Recreation               40,000        The Topps Company, Inc.                           300,000           0.6
                                                                                                         ----------          ----
                                                                                                            744,000           1.5
                   -----------------------------------------------------------------------------------------------------------------
                   Financial Services       10,000        City National Corporation                         335,625           0.7
                   -----------------------------------------------------------------------------------------------------------------
                   Gold                     30,000        Homestake Mining Company                          275,625           0.5
                   -----------------------------------------------------------------------------------------------------------------
                   Healthcare--             15,000        SangStat Medical Corporation                      318,750           0.6
                   Products & Services       2,000        Superior Consultant Holdings Corporation           23,500           0.1
                                                                                                         ----------          ----
                                                                                                            342,250           0.7
                   -----------------------------------------------------------------------------------------------------------------
                   Healthcare Services       7,500        Healtheon Corporation                             277,500           0.5
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance                18,850        Provident American Corporation                    283,928           0.6
                   -----------------------------------------------------------------------------------------------------------------
                   Internet Software         8,400        Covad Communications Group, Inc.                  365,925           0.7
                                            14,900        Keynote Systems, Inc.                             372,500           0.8
                                                                                                         ----------          ----
                                                                                                            738,425           1.5
                   -----------------------------------------------------------------------------------------------------------------
                   Leisure                   6,000        UnitedGlobalCom, Inc. (Class A)                   432,750           0.9
                   -----------------------------------------------------------------------------------------------------------------
                   Machine Tools &          10,300        Jore Corporation                                  122,956           0.2
                   Machinery                 7,000        SPX Corporation                                   635,250           1.3
                                                                                                         ----------          ----
                                                                                                            758,206           1.5
                   -----------------------------------------------------------------------------------------------------------------
                   Media & Related          10,000        Emmis Communications Corporation (Class A)        660,625           1.3
                                             4,000        Young Broadcasting Inc. (Class A)                 208,500           0.4
                                                                                                         ----------          ----
                                                                                                            869,125           1.7
                   -----------------------------------------------------------------------------------------------------------------
                   Metals                   16,500        Newmont Mining Corporation                        426,938           0.9
                   -----------------------------------------------------------------------------------------------------------------
                   Oil & Gas Producers      20,000        Vintage Petroleum, Inc.                           270,000           0.5
                   -----------------------------------------------------------------------------------------------------------------
                   Oil Field Services       15,000        UTI Energy Corp.                                  291,563           0.6
                   -----------------------------------------------------------------------------------------------------------------
                   Petroleum Equipment &    15,000        Ocean Energy Inc.                                 152,813           0.3
                   Services                 46,000        Santa Fe Snyder Corporation                       414,000           0.8
                                                                                                         ----------          ----
                                                                                                            566,813           1.1
                   -----------------------------------------------------------------------------------------------------------------
                   Radio                    18,900        Salem Communications Corporation (Class A)        481,950           0.9
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate              15,000        Arden Realty, Inc.                                326,250           0.7
                                             7,000        Boston Properties, Inc.                           214,812           0.4
                                                                                                         ----------          ----
                                                                                                            541,062           1.1
                   -----------------------------------------------------------------------------------------------------------------
                   Restaurants              20,000        Outback Steakhouse, Inc.                          508,750           1.0
                   -----------------------------------------------------------------------------------------------------------------
                   Steel                    16,500        Steel Dynamics, Inc.                              255,750           0.5
                   -----------------------------------------------------------------------------------------------------------------
                   Technology               15,000        Aspen Technology, Inc.                            145,312           0.3
                                            20,000        IMRglobal Corp.                                   163,750           0.3
                                             4,000        Novellus Systems, Inc.                            269,750           0.5
                                                                                                         ----------          ----
                                                                                                            578,812           1.1
                   -----------------------------------------------------------------------------------------------------------------
                   Textiles                 20,000        Donna Karan International Inc.                    170,000           0.3
                   -----------------------------------------------------------------------------------------------------------------
                   Toys                      6,300        eToys Inc.                                        418,950           0.8
                   -----------------------------------------------------------------------------------------------------------------
                   Transportation--Airlines 15,000        Atlantic Coast Airlines Holdings, Inc.            264,375           0.5
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in the United States         19,353,789          38.1
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in North America             20,366,375          40.1
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BASIN
------------------------------------------------------------------------------------------------------------------------------------
Australia          Media & Related         200,000        John Fairfax Holdings Limited                     514,562           1.0
                   -----------------------------------------------------------------------------------------------------------------
                   Mining                  320,000        Lihir Gold Limited                                350,784           0.7
                   -----------------------------------------------------------------------------------------------------------------
                   Telecommunications      110,000        AAPT Limited                                      351,482           0.7
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Australia                  1,216,828           2.4
------------------------------------------------------------------------------------------------------------------------------------

                                      8 & 9

                    Merrill Lynch Global SmallCap Fund, Inc., September 30, 1999

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

PACIFIC BASIN                                Shares                                                                       Percent of
(concluded)        Industries                 Held                   Investments                            Value         Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong          Consumer Products       499,000        Lerado Group (Holding) Co.                     $   91,864           0.2%
                   -----------------------------------------------------------------------------------------------------------------
                   Distribution--Wholesale 488,000        China (Hong Kong) Photo Products Holdings, Ltd.    59,683           0.1
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate             133,000        Wheelock and Company, Limited                     171,222           0.3
                   -----------------------------------------------------------------------------------------------------------------
                   Telecommunications &    146,000        City Telecom (HK) Ltd.                            107,136           0.2
                   Equipment
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Hong Kong                    429,905           0.8
------------------------------------------------------------------------------------------------------------------------------------
India              Computer Software &       7,200        BFL Software Limited                              146,688           0.3
                   Systems
                   -----------------------------------------------------------------------------------------------------------------
                   Telecommunications       10,000        Mahanagar Telephone Nigam Ltd. (GDR)**             97,500           0.2
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in India                        244,188           0.5
------------------------------------------------------------------------------------------------------------------------------------
Indonesia          Auto--Related           400,000        PT Astra International                            118,848           0.2
                   -----------------------------------------------------------------------------------------------------------------
                   Food Processing         200,000        PT Indofood Sukses Makmur                         190,276           0.4
                   -----------------------------------------------------------------------------------------------------------------
                   Tobacco                 160,000        PT Hanjaya Mandala Sampoerna                      283,794           0.6
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Indonesia                    592,918           1.2
------------------------------------------------------------------------------------------------------------------------------------
Japan              Automobiles               1,000        Jac Co., Ltd.                                     372,145           0.7
                   -----------------------------------------------------------------------------------------------------------------
                   Beverages                 9,387        Coca-Cola West Japan Company Limited              432,255           0.8
                   -----------------------------------------------------------------------------------------------------------------
                   Computer Equipment        4,000        AM Japan Co., Ltd.                                133,446           0.3
                   -----------------------------------------------------------------------------------------------------------------
                   Containers                3,600        Fuji Seal, Inc.                                   358,613           0.7
                   -----------------------------------------------------------------------------------------------------------------
                   Electronics              40,000        Ushio Inc.                                        571,375           1.1
                   -----------------------------------------------------------------------------------------------------------------
                   Entertainment &          14,000        Roland Corporation                                490,743           1.0
                   Recreation
                   -----------------------------------------------------------------------------------------------------------------
                   Financial Services       50,000        Ichiyoshi Securities Co., Ltd.                    343,013           0.7
                                             5,000        Jafco Co., Ltd.                                   420,543           0.8
                                                                                                        -----------         -----
                                                                                                            763,556           1.5
                   -----------------------------------------------------------------------------------------------------------------
                   Human Resources          12,000        Pasona Softbank, Inc.                             558,218           1.1
                   -----------------------------------------------------------------------------------------------------------------
                   Internet Software         1,000        InterQ Inc.                                       296,025           0.6
                   -----------------------------------------------------------------------------------------------------------------
                   Machinery                 4,000        Aruze Corporation                                 334,179           0.7
                                             7,500        Union Tool Co.                                    729,490           1.4
                                                                                                        -----------         -----
                                                                                                          1,063,669           2.1
                   -----------------------------------------------------------------------------------------------------------------
                   Manufacturing            42,000        Fujitec Co., Ltd.                                 564,421           1.1
                                            12,000        Nichicon Corporation                              304,483           0.6
                                                                                                        -----------         -----
                                                                                                            868,904           1.7
                   -----------------------------------------------------------------------------------------------------------------
                   Restaurants               7,800        Doutor Coffee Co., Ltd.                           806,315           1.6
                   -----------------------------------------------------------------------------------------------------------------
                   Retail--Stores           25,000        Sangetsu Co., Ltd.                                538,013           1.1
                   -----------------------------------------------------------------------------------------------------------------
                   Steel                    80,000        Yodogawa Steel Works, Ltd.                        372,145           0.7
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Japan                      7,625,422          15.0
------------------------------------------------------------------------------------------------------------------------------------
Malaysia           Leisure                 300,000        Sime Darby BHD                                    347,368           0.7
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Malaysia                     347,368           0.7
------------------------------------------------------------------------------------------------------------------------------------
New Zealand        Entertainment &          75,000        Sky City Limited                                  284,555           0.6
                   Recreation
                   -----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products  75,000        Carter Holt Harvey Limited                         90,206           0.2
                   -----------------------------------------------------------------------------------------------------------------
                   Restaurants             250,000        Restaurant Brands New Zealand Limited             167,765           0.3
                   -----------------------------------------------------------------------------------------------------------------
                                                          Total Investments in New Zealand                  542,526           1.1
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in the Pacific Basin         10,999,155          21.7
------------------------------------------------------------------------------------------------------------------------------------

Total Investments (Cost--$44,334,466)                                                                    49,812,562          98.1

Other Assets Less Liabilities                                                                               983,915           1.9
                                                                                                        -----------         -----
Net Assets                                                                                              $50,796,477         100.0%
                                                                                                        ===========         =====
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:   Class A--Based on net assets of $5,272,609 and 482,721 shares outstanding            $     10.92
                                                                                                        ===========
                   Class B--Based on net assets of $34,990,358 and 3,232,523 shares outstanding         $     10.82
                                                                                                        ===========
                   Class C--Based on net assets of $2,904,607 and 270,655 shares outstanding            $     10.73
                                                                                                        ===========
                   Class D--Based on net assets of $7,628,903 and 699,949 shares outstanding            $     10.90
                                                                                                        ===========
------------------------------------------------------------------------------------------------------------------------------------

  *   American Depositary Receipts (ADR).
 **   Global Depositary Receipts (GDR).
(a)   The rights may be exercised until 10/07/1999.


                                     10 & 11

Officers and Directors

Terry K. Glenn, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Arthur Zeikel, Director
Edward D. Zinbarg, Director
Robert C. Doll, Senior Vice President
Kenneth Chiang, Senior Vice President and
  Senior Portfolio Manager
Hubertus Aarts, Vice President
James E. Russell, Vice President
Donald C. Burke, Vice President and
  Treasurer
Susan B. Baker, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global SmallCap
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                           18177--9/99

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